Label	Element	Value
Pacific Funds℠ Portfolio Optimization Moderate
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds℠ Portfolio Optimization Moderate
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital and low to moderate income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 95 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2018, the portfolio turnover rate was 36% of the average value of the Fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
30-50%	50-70%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal using both broad asset classes and narrower asset classes. The broad equity asset class includes asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the Underlying Funds, at any time as it deems necessary, based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).

For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the Underlying Fund it manages.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to Equity Securities Risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. In addition, the Fund is subject to the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Underlying Funds

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.

• Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: An Underlying Fund’s use of forwards and futures contracts, options and swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Underlying Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, premium risk and segregation risk, each of these risks as described in the “Derivatives Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.” Derivatives may be riskier than other types of investments and may increase the Underlying Fund’s volatility and risk of loss.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: The Underlying Fund may invest in forwards and futures contracts, options and swap agreements, including taking short positions using certain derivatives, and enter into short sales as a principal investment strategy. These investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact an Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk, each of these risks as described in the “Mortgage-Related and Other Asset-Backed Securities Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.”

• Price Volatility Risk: To the extent an Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Sector Risk: An Underlying Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If an Underlying Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

• Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Moderate Composite Benchmark, are presented. The composite benchmark is comprised of 45% S&P 500, 38% Bloomberg Barclays U.S. Aggregate Bond, 15% MSCI EAFE (Net), and 2% ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.pacificfunds.com/investor/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Moderate Composite Benchmark, are presented. The composite benchmark is comprised of 45% S&P 500, 38% Bloomberg Barclays U.S. Aggregate Bond, 15% MSCI EAFE (Net), and 2% ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 722-2333 (select Option 2)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificfunds.com/investor/performance.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)1
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] Class A return for the period 1/1/18 through 6/30/18: (0.42%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2009: 14.47%; Q4 2008: (14.29%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/18 through 6/30/18:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Pacific Funds℠ Portfolio Optimization Moderate | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Pacific Funds℠ Portfolio Optimization Moderate | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%
Pacific Funds℠ Portfolio Optimization Moderate | Pacific Funds Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.90%
Pacific Funds℠ Portfolio Optimization Moderate | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,058
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	672
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	943
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,233
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,058
Annual Return 2008	rr_AnnualReturn2008	(26.73%)
Annual Return 2009	rr_AnnualReturn2009	27.07%
Annual Return 2010	rr_AnnualReturn2010	12.06%
Annual Return 2011	rr_AnnualReturn2011	(0.20%)
Annual Return 2012	rr_AnnualReturn2012	13.00%
Annual Return 2013	rr_AnnualReturn2013	12.63%
Annual Return 2014	rr_AnnualReturn2014	3.74%
Annual Return 2015	rr_AnnualReturn2015	(0.92%)
Annual Return 2016	rr_AnnualReturn2016	7.21%
Annual Return 2017	rr_AnnualReturn2017	13.50%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds℠ Portfolio Optimization Moderate | CLASS A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
Pacific Funds℠ Portfolio Optimization Moderate | CLASS A | (after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.37%
Pacific Funds℠ Portfolio Optimization Moderate | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.02%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,046
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,214
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,113
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,214
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds℠ Portfolio Optimization Moderate | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.02%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,113
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,406
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds℠ Portfolio Optimization Moderate | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,873
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
Pacific Funds℠ Portfolio Optimization Moderate | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,312
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	338
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	590
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,312
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2019, and 0.30% from 8/1/2019 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[3]	after Expense Reimbursement